Labor and Social Obligations - Valuation Assumptions (Details) - International school plan	12 Months Ended
Dec. 31, 2020 BRL (R$) R$ / shares
Labor and Social Obligations
Fair value of the option at grant date | R$	R$ 10.66
Exercise price	R$ 1.37
Dividend yield (%)	0.00%
Expected volatility (%)	380.36%
Risk-free interest rate (%)	8.62%
Expected life of share options (years)	2.74
Weighted average share price (reais) on the grant date	R$ 10.65